Fair value estimate - Assets and liabilities measured and recognized at fair value (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair value estimate
Financial assets	$ 19,572	$ 17,193
Financial liabilities	28,342	25,971
Transfers from level 1 to 2 assets	0
Transfers from level 2 to 1 assets	0
Transfers from level 1 to 2 liabilities	0
Transfers from level 2 to 1 liabilities	0
Transfers in to level 3	0
Transfers out of level 3	0
Fair value measurement
Fair value estimate
Financial assets	708	2,101
Financial liabilities	4,010	3,510
Fair value measurement | Financial investments
Fair value estimate
Financial assets	93	826
Fair value measurement | Derivative financial instruments
Fair value estimate
Financial assets	160	472
Fair value measurement | Accounts receivable
Fair value estimate
Financial assets	27	77
Fair value measurement | Investments in equity securities
Fair value estimate
Financial assets	428	726
Derivative financial instruments | Fair value measurement
Fair value estimate
Financial liabilities	1,406	401
Participative stockholders' debentures | Fair value measurement
Fair value estimate
Financial liabilities	2,061	2,584
Financial guarantees | Fair value measurement
Fair value estimate
Financial liabilities	543	525
Level 1 | Fair value measurement
Fair value estimate
Financial assets	521	1,552
Level 1 | Fair value measurement | Financial investments
Fair value estimate
Financial assets	93	826
Level 1 | Fair value measurement | Investments in equity securities
Fair value estimate
Financial assets	428	726
Level 2 | Fair value measurement
Fair value estimate
Financial assets	163	525
Financial liabilities	3,971	3,390
Level 2 | Fair value measurement | Derivative financial instruments
Fair value estimate
Financial assets	136	448
Level 2 | Fair value measurement | Accounts receivable
Fair value estimate
Financial assets	27	77
Level 2 | Derivative financial instruments | Fair value measurement
Fair value estimate
Financial liabilities	1,367	281
Level 2 | Participative stockholders' debentures | Fair value measurement
Fair value estimate
Financial liabilities	2,061	2,584
Level 2 | Financial guarantees | Fair value measurement
Fair value estimate
Financial liabilities	543	525
Level 3 | Fair value measurement
Fair value estimate
Financial assets	24	24
Financial liabilities	39	120
Level 3 | Fair value measurement | Derivative financial instruments
Fair value estimate
Financial assets	24	24
Level 3 | Derivative financial instruments | Fair value measurement
Fair value estimate
Financial liabilities	$ 39	$ 120